LOANS AND ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Summary of Loan Portfolio by Type of Loan
The following table summarizes our loan portfolio by type of loan at December 31:

	2017	2016
Commercial and industrial	$197,508	$223,712
Real estate:
Construction and development	196,774	129,631
Commercial real estate	418,137	368,077
Farmland	59,023	62,366
1-4 family residential	374,371	361,665
Multi-family residential	36,574	26,079
Consumer	51,267	53,177
Agricultural	25,596	18,901
Overdrafts	294	317
Total loans	1,359,544	1,243,925
Net of:
Deferred loan fees	1,094	1,210
Allowance for loan losses	(12,859)	(11,484)
Total net loans	$1,347,779	$1,233,651

Schedule of Related Party Loans Receivable	Loans to principal officers, directors, and their affiliates during the year ended December 31, 2017, was as follows:

2017
Beginning balance	$29,436
New loans	38,564
Repayments	(23,494)
Ending balance	$44,506

Schedule of Allowance for Loan Losses Activity
The following table presents the activity in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method for the years ended December 31, 2017, 2016 and 2015:

December 31, 2017	Commercial and industrial	Construction and development	Commercial real estate	Farmland	1-4 family residential	Multi-family residential	Consumer	Agricultural	Overdrafts	Total
Allowance for loan losses:
Beginning balance	$1,592	$1,161	$3,264	$482	$3,960	$281	$585	$153	$6	$11,484
Provision for loan losses	272	563	1,405	41	(418)	348	253	276	110	2,850
Loans charged-off	(1,080)	—	(84)	—	(543)	—	(344)	(242)	(165)	(2,458)
Recoveries	797	—	—	—	23	—	108	—	55	983
Ending balance	$1,581	$1,724	$4,585	$523	$3,022	$629	$602	$187	$6	$12,859
Allowance ending balance:
Individually evaluated for impairment	$17	$—	$27	$85	$5	$—	$—	$—	$—	$134
Collectively evaluated for impairment	1,564	1,724	4,558	438	3,017	629	602	187	6	12,725
Ending balance	$1,581	$1,724	$4,585	$523	$3,022	$629	$602	$187	$6	$12,859
Loans:
Individually evaluated for impairment	$463	$—	$4,258	$163	$842	$217	$—	$397	$—	$6,340
Collectively evaluated for impairment	197,045	196,774	413,879	58,860	373,529	36,357	51,267	25,199	294	1,353,204
Ending balance	$197,508	$196,774	$418,137	$59,023	$374,371	$36,574	$51,267	$25,596	$294	$1,359,544

December 31, 2016	Commercial and industrial	Construction and development	Commercial real estate	Farmland	1-4 family residential	Multi-family residential	Consumer	Agricultural	Overdrafts	Total
Allowance for loan losses:
Beginning balance	$1,878	$1,004	$2,106	$400	$2,839	$325	$562	$138	$11	$9,263
Provision for loan losses	910	162	1,158	82	1,117	(44)	171	15	69	3,640
Loans charged-off	(1,213)	(9)	—	—	(71)	—	(269)	—	(200)	(1,762)
Recoveries	17	4	—	—	75	—	121	—	126	343
Ending balance	$1,592	$1,161	$3,264	$482	$3,960	$281	$585	$153	$6	$11,484
Allowance ending balance:
Individually evaluated for impairment	$64	$—	$—	$47	$108	$—	$34	$—	$—	$253
Collectively evaluated for impairment	1,528	1,161	3,264	435	3,852	281	551	153	6	11,231
Ending balance	$1,592	$1,161	$3,264	$482	$3,960	$281	$585	$153	$6	$11,484
Loans:
Individually evaluated for impairment	$231	$1,825	$1,196	$258	$2,588	$5	$200	$15	$—	$6,318
Collectively evaluated for impairment	223,481	127,806	366,881	62,108	359,077	26,074	52,977	18,886	317	1,237,607
Ending balance	$223,712	$129,631	$368,077	$62,366	$361,665	$26,079	$53,177	$18,901	$317	$1,243,925

December 31, 2015	Commercial and industrial	Construction and development	Commercial real estate	Farmland	1-4 family residential	Multi-family residential	Consumer	Agricultural	Overdrafts	Total
Allowance for loan losses:
Beginning balance	$1,473	$615	$1,870	$387	$2,395	$232	$593	$137	$19	$7,721
Provision for loan losses	577	395	289	(83)	651	93	138	1	114	2,175
Loans charged-off	(192)	(6)	(53)	—	(215)	—	(219)	(1)	(227)	(913)
Recoveries	20	—	—	96	8	—	50	1	105	280
Ending balance	$1,878	$1,004	$2,106	$400	$2,839	$325	$562	$138	$11	$9,263
Allowance ending balance:
Individually evaluated for impairment	$316	$—	$—	$47	$63	$—	$101	$—	$—	$527
Collectively evaluated for impairment	1,562	1,004	2,106	353	2,776	325	461	138	11	8,736
Ending balance	$1,878	$1,004	$2,106	$400	$2,839	$325	$562	$138	$11	$9,263
Loans:
Individually evaluated for impairment	$3,592	$—	$77	$251	$2,064	$—	$98	$—	$—	$6,082
Collectively evaluated for impairment	178,124	122,904	301,833	47,417	310,242	30,395	50,543	19,524	313	1,061,295
Ending balance	$181,716	$122,904	$301,910	$47,668	$312,306	$30,395	$50,641	$19,524	$313	$1,067,377

Summary of Credit Exposure by Internally Assigned Grade
The following is a discussion of the primary credit quality indicators most closely monitored for the respective portfolio segment classes:

Commercial and industrial:	In assessing risk associated with commercial loans, management considers the business’s cash flow and the value of the underlying collateral to be the primary credit quality indicators.

Construction and development:
In assessing the credit quality of construction loans, management considers the ability of the borrower to finance principal and interest payments in the event that he is unable to sell the completed structure to be a primary credit quality indicator. For real estate development loans, management also considers the likelihood of the successful sale of the constructed properties in the development.

Commercial real estate:	Management considers the strength of the borrower’s cash flows, changes in property values and occupancy status to be key credit quality indicators of commercial real estate loans.

Farmland:	In assessing risk associated with farmland loans, management considers the borrower’s cash flows and underlying property values to be key credit quality indicators.

Consumer:
Management considers the debt to income ratio of the borrower, the borrower’s credit history, the availability of other credit to the borrower, the borrower’s past-due history, and, if applicable, the value of the underlying collateral to be primary credit quality indicators.

1-4 family residential:
Management considers changes in the local economy, changes in property values, and changes in local unemployment rates to be key credit quality indicators of the loans in the 1-4 family residential loan segment.

Multi-family residential:
Management considers changes in the local economy, changes in property values, vacancy rates and changes in local unemployment rates to be key credit quality indicators of the loans in the multifamily loan segment.

Agricultural:
In assessing risk associated with agricultural loans, management considers the borrower’s cash flows, the value of the underlying collateral and sources of secondary repayment to be primary credit quality indicators.

The following tables summarize the credit exposure in the Company's consumer and commercial loan portfolios as of:

December 31, 2017	Commercial and industrial	Construction and development	Commercial real estate	Farmland	1-4 family residential	Multi-family residential	Consumer and Overdrafts	Agricultural	Total
Grade:
Pass	$196,890	$196,515	$412,488	$58,623	$373,154	$16,073	$51,409	$24,650	$1,329,802
Special mention	348	259	1,135	226	442	20,284	65	454	23,213
Substandard	270	—	4,514	174	775	217	87	492	6,529
Doubtful	—	—	—	—	—	—	—	—	—
Total	$197,508	$196,774	$418,137	$59,023	$374,371	$36,574	$51,561	$25,596	$1,359,544

December 31, 2016	Commercial and industrial	Construction and development	Commercial real estate	Farmland	1-4 family residential	Multi-family residential	Consumer and Overdrafts	Agricultural	Total
Grade:
Pass	$218,690	$127,802	$360,591	$61,717	$352,196	$25,871	$52,320	$17,965	$1,217,152
Special mention	4,299	4	2,021	248	4,311	—	524	478	11,885
Substandard	706	1,825	5,465	401	5,121	208	568	458	14,752
Doubtful	17	—	—	—	37	—	82	—	136
Total	$223,712	$129,631	$368,077	$62,366	$361,665	$26,079	$53,494	$18,901	$1,243,925

Summary of Payment Status of Loans
The following table summarizes the payment status of loans in the Company’s total loan portfolio, including an aging of delinquent loans, loans 90 days or more past due continuing to accrue interest and loans classified as nonperforming as of:

December 31, 2017	30 – 59 Days Past Due	60 – 89 Days Past Due	90 Days and Greater Past Due	Total Past Due	Current	Total Loans	Recorded Investment > 90 Days and Accruing
Commercial and industrial	$1,273	$93	$17	$1,383	$196,125	$197,508	$—
Real estate:
Construction and development	117	—	—	117	196,657	196,774	—
Commercial real estate	192	265	1,067	1,524	416,613	418,137	—
Farmland	139	—	6	145	58,878	59,023	—
1-4 family residential	3,998	416	800	5,214	369,157	374,371	—
Multi-family residential	—	—	217	217	36,357	36,574	—
Consumer	381	69	87	537	50,730	51,267	—
Agricultural	204	2	—	206	25,390	25,596	—
Overdrafts	—	—	—	—	294	294	—
Total	$6,304	$845	$2,194	$9,343	$1,350,201	$1,359,544	$—

December 31, 2016	30 – 59 Days Past Due	60 – 89 Days Past Due	90 Days and Greater Past Due	Total Past Due	Current	Total Loans	Recorded Investment > 90 Days and Accruing
Commercial and industrial	$941	$105	$25	$1,071	$222,641	$223,712	$—
Real estate:
Construction and development	73	—	1,825	1,898	127,733	129,631	—
Commercial real estate	1,629	32	134	1,795	366,282	368,077	—
Farmland	100	26	7	133	62,233	62,366	—
1-4 family residential	3,724	803	1,041	5,568	356,097	361,665	—
Multi-family residential	207	49	—	256	25,823	26,079	—
Consumer	613	205	87	905	52,272	53,177	—
Agricultural	59	—	15	74	18,827	18,901	—
Overdrafts	—	—	—	—	317	317	—
Total	$7,346	$1,220	$3,134	$11,700	$1,232,225	$1,243,925	$—

Schedule of Nonaccrual Loans
The following table presents the nonaccrual loans by category as of December 31:

	2017	2016
Commercial and industrial	$77	$82
Real estate:
Construction and development	—	1,825
Commercial real estate	1,422	415
Farmland	163	176
1-4 family residential	1,937	1,699
Multi-family residential	217	5
Consumer	138	192
Agricultural	50	15
Total	$4,004	$4,409

Summary of Troubled Debt Restructuring
The outstanding balances of TDRs are shown below at December 31:

	2017	2016
Nonaccrual TDRs	$—	$43
Performing TDRs	657	462
Total	$657	$505
Specific reserves on TDRs	$17	$4

The following tables present loans by class modified as TDRs that occurred during the years ended:

December 31, 2017	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Commercial and industrial	2	$381	$364
Commercial real estate		—	—
Consumer	—	—	—
1-4 family residential	1	11	11
Farmland	—	—	—
Multi-family residential	—	—	—
Agricultural	—	—	—
Total	3	$392	$375
There were no TDRs that subsequently defaulted in 2017. The TDRs described above did not increase the allowance for loan losses and resulted in no charge-offs during the year ended December 31, 2017.

December 31, 2016	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Commercial and industrial	1	$90	$90
1-4 family residential	3	248	244
Total	4	$338	$334

Summary of Impaired Loans
The following table presents information about the Company’s impaired loans as of December 31, 2017:

December 31, 2017	Unpaid Principal Balance	Recorded Investment	Related Allowance	Average Recorded Investment
With no related allowance recorded:
Commercial and industrial	$437	$437	$—	$434
Real estate:
Construction and development	—	—	—	311
Commercial real estate	3,979	3,979	—	4,230
Farmland	6	6	—	90
1-4 family residential	681	681	—	1,096
Multi-family residential	217	217	—	180
Consumer	—	—	—	61
Agricultural	397	397	—	384
Subtotal	5,717	5,717	—	6,786
With allowance recorded:
Commercial and industrial	26	26	17	315
Real estate:
Construction and development	—	—	—	7
Commercial real estate	279	279	27	505
Farmland	157	157	85	131
1-4 family residential	161	161	5	754
Multi-family residential	—	—	—	19
Consumer	—	—	—	42
Agricultural	—	—	—	180
Subtotal	623	623	134	1,953
Total	$6,340	$6,340	$134	$8,739

The following table presents information about the Company’s impaired loans as of December 31, 2016:

December 31, 2016	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment
With no related allowance recorded:
Commercial and industrial	$28	$28	$—	$809
Real estate:
Construction and development	1,825	1,825	—	172
Commercial real estate	1,196	1,196	—	871
Farmland	89	89	—	109
1-4 family residential	1,799	1,799	—	1,575
Multi-family residential	5	5	—	2
Consumer	105	105	—	89
Agricultural	15	15	—	68
Subtotal	5,062	5,062	—	3,695
With allowance recorded:
Commercial and industrial	203	203	64	3,153
Real estate:
Construction and development	—	—	—	—
Commercial real estate	—	—	—	—
Farmland	169	169	47	169
1-4 family residential	789	789	108	639
Multi-family residential	—	—	—	—
Consumer	95	95	34	155
Agricultural	—	—	—	2
Subtotal	1,256	1,256	253	4,118
Total	$6,318	$6,318	$253	$7,813